INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,691	$ 910
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	402	822
Operating loss subject to future amortization	178
Deductible temporary differences for which no deferred tax liability is recognised	4,000	10,000
Increase Decrease Through Business Combinations And Dispositions Deferred Tax Liability Asset	143	85
Deferred tax (liabilities)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase Decrease Through Business Combinations And Dispositions Deferred Tax Liability Asset	143	85
Canada | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	102	95
Canada | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	32	34
United States | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	570	352
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	24	34
United States | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	758	203
United States | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	758	203
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	0	275
Foreign countries | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	341	513
Foreign countries | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 142	$ 118